INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
INCOME TAXES [abstract]
Loss before income taxes	$ (4,258,786)	$ (10,491,468)	$ (4,702,285)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory income tax rate	$ (1,149,872)	$ (2,832,696)	$ (1,269,617)
Difference between Canadian and foreign tax rate	(77,921)	(100,183)	(14,199)
Permanent differences	411,581	1,462,400	502,848
Changes in unrecognized deferred tax assets	410,685	1,210,869	403,257
Other adjustments	892,550	194,499	97,953
Total income tax expense (recovery)	487,023	(65,111)	(279,758)
Current income tax expense (recovery)	181,315	46,706	(98,695)
Deferred income tax expense (recovery)	$ 305,708	$ (111,817)	$ (181,063)